RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RECLAMATION PROVISION
non-current, beginning of year	$ 1,026,628
Current, beginning of year	58,579
Reclassification from non-current to current, end of year	(144,537)	$ (58,579)
non-current, end of year	1,318,476	1,026,628
Asset retirement obligation
RECLAMATION PROVISION
non-current, beginning of year	1,019,848	1,040,003
Current, beginning of year	56,909	22,570
Current year additions and changes in estimate, net	282,638	89,017
Current year accretion	38,237	33,815
Liabilities settled	(27,307)	(14,976)
Foreign exchange revaluation	76,756	(93,672)
Reclassification from non-current to current, end of year	(140,406)	(56,909)
non-current, end of year	1,306,675	1,019,848
Asset retirement obligation | Meadowbank
RECLAMATION PROVISION
Current year additions and changes in estimate, net	185,100
non-current, end of year	414,500
Environmental remediation liability
RECLAMATION PROVISION
non-current, beginning of year	6,780	9,235
Current, beginning of year	1,670	1,696
Current year additions and changes in estimate, net	9,263
Liabilities settled	(2,171)	(1,664)
Foreign exchange revaluation	390	(817)
Reclassification from non-current to current, end of year	(4,131)	(1,670)
non-current, end of year	$ 11,801	$ 6,780
Minimum | Discount rate
RECLAMATION PROVISION
Discount rate used	2.38%	2.80%
Maximum | Discount rate
RECLAMATION PROVISION
Discount rate used	4.39%	4.35%